Net Loss Per Share Attributable to Common Shareholders - Schedule Of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Potentially Dilutive Securities
Redeemable convertible preferred stock	44,494,703	44,494,703
Stock options	36,363,184	16,437,980
Restricted stock units	4,655,274	4,916,829
Series D and D-2 preferred stock warrants	756,172	1,094,667
Pay-to-Play warrants (estimated See Note 8)	1,127,088	721,086
Common stock warrants	0	2,063
Pre-funded warrant (estimated See Note 8)	2,000,000	7,007,582
Pre-funded warrant April 2024	4,500,000	0
Total potentially dilutive shares	93,896,421	74,674,910